Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Cash Flows [Abstract]
Dividends received	$ 4,700	$ 7,000
Cash acquired in acquisition	$ 26,600